Consolidated Statements of Stockholders' Equity - Image P2P Trading Group Limited [Member] - USD ($)	Number of Ordinary Shares Issued [Member	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]
Balance at Dec. 31, 2014	$ 5,005	$ 808,691		$ 266,140	$ 4,533
Balance, shares at Dec. 31, 2014	5,005
Net loss				(349,234)
Owners' injection of capital		5,012,428
Foreign currency translation loss					(245,495)
Balance at Dec. 31, 2015	$ 5,005	5,826,124		(83,094)	(240,942)
Balance, shares at Dec. 31, 2015	5,005
Net loss				(1,197,482)
Increases in capital		15,031
Foreign currency translation loss					(302,596)
Balance at Dec. 31, 2016	$ 5,005	$ 6,233,777		$ (1,280,576)	$ (543,538)
Balance, shares at Dec. 31, 2016	5,005